CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME/(LOSS)	$ 1,337,137	$ (4,653,142)	$ (4,555,535)
Other comprehensive income, before taxes, gains (losses) by new measurements on defined benefit plans	(9,935)	10,018	(3,968)
Total other comprehensive (loss) that will not be reclassified to income before taxes	(9,935)	10,018	(3,968)
Components of other comprehensive income that will be reclassified to income before taxes
Currency translation differences Gains (losses) on currency translation, before tax	(32,563)	20,008	(894,394)
Other comprehensive loss, before taxes, currency translation differences	(32,563)	20,008	(894,394)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	52,017	38,870	(105,280)
Reclassification adjustment on cash flow hedges before tax	31,293	(16,641)	(14,690)
Amounts removed from equity and included in the carrying amount of non-financial assets (liabilities) that were acquired or incurred through a highly probable hedged forecast transaction, before tax	(8,143)
Other comprehensive income (losses), before taxes, cash flow hedges	75,167	22,229	(119,970)
Change in value of time value of options
Losses on change in value of time value of options before tax	(24,005)	(23,692)
Reclassification adjustments on change in value of time value of options before tax	19,946	6,509
Other comprehensive income (losses), before taxes, changes in the time value of the options	(4,059)	(17,183)
Total other comprehensive income (loss) that will be reclassified to income before taxes	38,545	25,054	(1,014,364)
Other components of other comprehensive income (loss), before taxes Income tax relating to other comprehensive income that will not be reclassified to income	28,610	35,072	(1,018,332)
Income (loss) tax relating to new measurements on defined benefit plans	567	(2,783)	924
Income tax relating to other comprehensive income (loss) that will not be reclassified to income	567	(2,783)	924
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	(235)	(58)	959
Income taxes related to components of other comprehensive loss will be reclassified to income	(235)	(58)	959
Total Other comprehensive income (loss)	28,942	32,231	(1,016,449)
Total comprehensive income (loss)	1,366,079	(4,620,911)	(5,571,984)
Comprehensive income (loss) attributable to owners of the parent	1,367,315	(4,616,914)	(5,566,991)
Comprehensive income (loss) attributable to non-controlling interests	(1,236)	(3,997)	(4,993)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 1,366,079	$ (4,620,911)	$ (5,571,984)